Income Taxes - Income tax expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Taxes
Income tax benefit (expense)	$ (125)	$ (213)	$ (704)	$ (354)
Effective tax rate	(2.00%)	2.00%	(5.00%)	7.00%
Norwegian tonnage tax regime
Income Taxes
Income tax benefit (expense)	$ (108)	$ (210)	$ (678)	$ (348)
UK
Income Taxes
Income tax benefit (expense)	$ (17)	$ (3)	$ (26)	$ (6)